Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Costs of service and general and administrative costs [Abstract]
Costs of services	£ 5,708.1	£ 5,196.1
General and administrative costs	508.5	452.8
Costs of services and general and administrative costs	6,216.6	5,648.9
Costs of services and general and administrative costs include:
Staff costs	3,930.7	3,473.3
Establishment costs	262.8	264.8
Media pass-through costs	1,016.7	857.0
Other costs of services and general and administrative costs	1,006.4	1,053.8
Costs of services and general and administrative costs	6,216.6	5,648.9
Other pass-through costs	229.1	376.3
Staff costs include:
Wages and salaries	2,718.5	2,329.8
Cash-based incentive plans	93.5	200.2
Share-based incentive plans	67.3	43.9
Severance	17.4	14.5
Other staff costs	1,034.0	884.9
Staff costs	3,930.7	3,473.3
Other costs of services and general and administrative costs include:
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposal of investments and subsidiaries	48.1	1.0
Gains (losses) on remeasurement of equity interests arising from change in scope of ownership	(60.4)	0.0
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Litigation settlement	£ 0.0	£ 21.7